December 18, 2012

VIA EDGAR

Ed Bartz

Office of Disclosure and Review

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541, 811-21872

Dear Mr. Bartz:

On October 12, 2012, Mutual Fund Series Trust (the "Registrant"), on behalf of its series, Catalyst/Princeton Floating Rate Income Fund (the "Fund"), filed a registration statement under the Securities Act of 1933 on Form N-1A (the “Amendment”).  In a telephone conversation on December 3, 2012, you provided comments to the Amendment. Please find below a summary of your comments and the Registrant's responses, which the Registrant has authorized Thompson Hine LLP to make on behalf of the Registrant.  A marked copy of the prospectus is also attached for your convenience.

Prospectus:

Cover Page

Comment 1.  Please remove the address, phone number and website address for the Fund from the cover page.

Response.  The Registrant has revised the cover page as requested.

Fund Summary

Comment 2.  Please confirm that the expense limitation agreement for the Fund will be filed in a post-effective amendment to the Registrant's Registration Statement.

Response.  The Registrant has confirmed that the expense limitation agreement for the Fund will be filed in a post-effective amendment to the Registrant’s Registration Statement.

Comment 3. In Principal Investment Strategies, in the third paragraph, it states that the Fund will invest at least 80% of its assets (plus borrowings for investment purposes) in U.S. denominated floating rate secured loans and other floating rate debt instruments.  Please disclose in the prospectus whether this 80% policy is a fundamental policy of the Fund.

Response.  The Registrant has added the following disclosure to Additional Information About The Fund’s Principal Investment Strategies And Related Risks – Investment Objective in the Fund’s prospectus:

“The Fund’s policy to invest at least 80% of its assets in U.S. denominated floating rate secured loans and other floating rate debt instruments is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.”

Comment 4.  In Principal Investment Strategies, it states that money market instruments are one of the floating rate debt instruments in which the Fund may invest.  Please remove the reference to money market instruments in the 80% test as the Staff does not believe money market instruments would meet an investor’s expectations for an investment in a floating rate fund.

Response. The Registrant has revised the disclosure as requested.

Comment 5.  In Principal Investment Strategies, move the discussion of the manager of mangers application to the Item 9 disclosure in the statutory prospectus.

Response.  The Registrant has made the revision requested.

Comment 6. In Principal Risks of Investing in the Fund, there is a risk for investments in equity securities incidental to investments in loans, but there is no mention of investments in equity securities in the Principal Investment Strategies.  Either add investments in equities to the strategy if it is principal or remove the risk.

Response. The Registrant has added the following disclosure:

“The Fund may invest up to 20% of its assets, measured at the time of purchase, in a combination of one or more of the following types of U.S. dollar denominated investments: senior or subordinated fixed rate debt instruments, including notes and bonds, whether secured and unsecured; short-term debt obligations, repurchase agreements, cash and cash equivalents that do not otherwise qualify as floating rate debt; and other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940. Additionally, the Fund may receive equity securities from capital restructurings related to the floating rate securities in which it invests. The Fund’s sub-advisor may sell or hold the equity securities received incidental to these investment for a period of time depending on market conditions.”

Additional Information About The Fund’s Principal Investment Strategies And Related Risks

Comment 7. Please include the first sentence of the second to last paragraph in Principal Investment Strategies in the Fund Summary as well.

Response. The Registrant has revised the disclosure as requested.

How to Buy Shares

Comment 8.  In the description of Class I Shares, include more information, such as purchasing at NAV and the CDSC.

Response.  The Class I Shares of the Fund do not have a CDSC.  The error in the fee table indicated that it does have one has been removed.  In addition, the Registrant has revised the disclosure as follows:

“You can buy Class I shares at NAV.  Sales of Class I shares are not subject to a front-end sales charge or an annual 12b-1 fee.”

SAI:

Additional Information About Investments and Risks

Comment 9.  It states that the Fund may invest in Business Development Companies (BDCs) and Special Purpose Acquisition Companies (SPACs).  Please confirm supplementally that the Fund will include the expenses of these companies in the Acquired Fund Fees and Expenses line item in the Fund’s fee table if the Fund invests in these types of companies.

Response.  The Registrant so confirms.

*          *          *

The Registrant has authorized us to convey to you that the Registrant acknowledges:

•

The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

•

Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the filing;

•

The Registrant may not assert staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

If you have any further questions or additional comments, please contact Tanya Goins at (202) 973-2722 or JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/Thompson Hine LLP

Thompson Hine LLP

717838.3